Goodwill and Intangibles - Schedule of Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Aug. 26, 2017	Aug. 27, 2016
Goodwill [Roll Forward]
Goodwill acquired during the period	$ 465,030
Effect of exchange rate changes	137
Elimination of predecessor goodwill	(54,407)
Ending Balance	465,030
(Predecessor)
Goodwill [Roll Forward]
Beginning Balance	40,724	$ 40,724
Goodwill acquired during the period	$ 13,546	0
Effect of exchange rate changes		0
Ending Balance		$ 40,724